Other Income - Net - Additional Information (Detail) - China Tower Corporation Limited [member] - CNY (¥) ¥ in Millions		12 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of income and expense [Line Items]
Consideration paid	¥ 54,658	¥ 54,658
Proportion of ownership interest held by a subsidiary		28.10%	28.10%	28.10%
Proportion of ownership interest held by other party				71.90%
Proportion of deferred gain on disposal				28.10%